                       SUPPLEMENT DATED JANUARY 22, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                      AS AMENDED AND SUPPLEMENTED TO DATE
                                       OF

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                             ---------------------

    The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Growth and Aggressive Equity Portfolios. Daniel Lascano no longer serves as Portfolio Manager of the Emerging Growth Portfolio. Alexander L. Umansky and Dennis P. Lynch now share primary responsibility for managing the assets of the Emerging Growth Portfolio. In addition, Kenneth Rader no longer serves as Portfolio Manager to the Aggressive Equity Portfolio. Accordingly, the paragraphs "EMERGING GROWTH PORTFOLIO" and "AGGRESSIVE EQUITY PORTFOLIO" on page 25 are hereby deleted and replaced with the following:

        EMERGING GROWTH PORTFOLIO -- ALEXANDER L. UMANSKY AND DENNIS P. LYNCH. Alexander L. Umansky is a Vice President of MSDW Investment Management and Morgan Stanley. He joined the Adviser in 1994 as a Compliance Analyst and in 1996, he became a research analyst in the Institutional Equity Group. Prior to joining the Adviser, Mr. Umansky was a financial analyst in Morgan Stanley's Global Risk Management department. He graduated from New York University's Stern School of Business with a B.S. in Computer Science and Finance. Dennis P. Lynch joined the Adviser in 1998 as a Research Analyst. Prior to joining the Adviser, Mr. Lynch worked as a research analyst for JP Morgan Securities from 1994 to 1996. He earned a B.A. from Hamilton College in 1993 and an M.B.A. with honors from Columbia University in 1998. Alexander L. Umansky and Dennis P. Lynch have shared primary responsibility for managing the Portfolio's assets since January 1999.

        AGGRESSIVE EQUITY PORTFOLIO -- PHILIP W. FRIEDMAN AND WILLIAM S. AUSLANDER. Information about Messrs. Friedman and Auslander is included under the Equity Growth Portfolio above. Philip W. Friedman and William
    S. Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.

                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED JANUARY 22, 1999
                        TO PROSPECTUS DATED MAY 1, 1998
                      AS AMENDED AND SUPPLEMENTED TO DATE
                                       OF

                         EUROPEAN REAL ESTATE PORTFOLIO
                          ASIAN REAL ESTATE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                             ---------------------

    The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the U.S. Real Estate Portfolio. Russell C. Platt no longer serves as Portfolio Manager to the U.S. Real Estate Portfolio. Theodore
R. Bigman and Douglas A. Funke now share primary responsibility for managing the assets of the U.S. Real Estate Portfolio. Accordingly, the paragraph "U.S. REAL ESTATE PORTFOLIO" on page 25 is hereby deleted and replaced with the following:

        U.S. REAL ESTATE PORTFOLIO -- THEODORE R. BIGMAN AND DOUGLAS A. FUNKE. Theodore R. Bigman joined Morgan Stanley in 1995 and currently is a Principal of the Adviser and Morgan Stanley. He has primary responsibility for managing the Adviser's global real estate securities business. Prior to joining the Adviser, he was a Director at CS First Boston, where he worked for eight years in the Real Estate Group. While at CS First Boston, Mr. Bigman established and managed that firm's REIT effort, including primary responsibility for $2.5 billion of initial public offerings by REITs. Mr. Bigman graduated from Brandeis University in 1983 with a B.A. in Economics and received his M.B.A. from Harvard University in 1987. Douglas A. Funke joined Morgan Stanley in 1993 as a Financial Analyst. Currently, he is Vice President of the Adviser and Morgan Stanley and is responsible for providing research and analytical support for the group's real estate securities investment business. Prior to joining the Adviser, he was a member of Morgan Stanley's Interest Rate and Foreign Exchange Risk Management Group, where he assisted in the execution of more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science. He is a member of the National Association of Real Estate Investment Trusts and the New York Society of Securities Analysts. Theodore R. Bigman has shared primary responsibility for managing the Portfolio's assets since March 1995. Douglas A. Funke has shared primary responsibility for managing the Portfolio's assets since January 1999.

                            ------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE